PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed Statements of Financial Position (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Mar. 27, 2024	Mar. 26, 2024	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 27,323,468	$ 28,827,347		$ 1,121,150	$ 35,242,363	$ 14,988,112
Other current assets	6,709,555	2,769,109
Total current assets	39,601,683	40,001,754
NON-CURRENT ASSETS:
Total non-current assets	661,171,583	567,017,824
TOTAL ASSETS	700,773,266	607,019,578
CURRENT LIABILITIES:
Accounts payable and accrued expenses	11,694,817	8,356,915
Total current liabilities	31,999,647	26,524,836
TOTAL LIABILITIES	376,204,976	336,218,160
EQUITY:
Total equity	324,568,290	270,801,418			260,942,917	234,066,470
TOTAL LIABILITIES AND EQUITY	700,773,266	607,019,578
Parent
CURRENT ASSETS:
Cash and cash equivalents	440,146	2,892,071	$ 0	$ 12,984,803	$ 788,008	$ 2,823,003
Due from subsidiaries and affiliated companies	9,413,900	14,861,975
Other current assets	272,471	360,385
Total current assets	10,126,517	18,114,431
NON-CURRENT ASSETS:
Investments in subsidiaries	169,264,240	169,264,240
Total non-current assets	169,264,240	169,264,240
TOTAL ASSETS	179,390,757	187,378,671
CURRENT LIABILITIES:
Accounts payable and accrued expenses	1,261,980	1,011,062
Total current liabilities	1,261,980	1,011,062
TOTAL LIABILITIES	1,261,980	1,011,062
EQUITY:
Total equity	178,128,777	186,367,609
TOTAL LIABILITIES AND EQUITY	$ 179,390,757	$ 187,378,671